Stock Options and Nonvested Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, Outstanding, Beginning	17,332,760	21,326,160
Number of options, Outstanding, Ending		17,332,760	21,326,160
Weighted average exercise price, Outstanding, Beginning	$ 0.55	$ 0.57
Weighted average exercise price, Ending		$ 0.55	$ 0.57
2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, Outstanding, Beginning	17,332,760	21,326,160	24,505,348
Number of options, Granted
Number of options, Exercised	(417,900)	(2,205,600)	(1,164,300)
Number of options, Forfeited	(734,600)	(1,787,800)	(2,014,888)
Number of options, Outstanding, Ending	16,180,260	17,332,760	21,326,160
Number of options, Shares exercisable, Ending	16,180,260	14,513,528	14,070,240
Weighted average exercise price, Outstanding, Beginning	$ 0.55	$ 0.57	$ 0.54
Weighted average exercise price, Exercised	0.25	0.22	0.54
Weighted average exercise price, Forfeited	1.08	1.18	0.27
Weighted average exercise price, Ending	0.53	0.55	0.57
Weighted average exercise price, Shares exercisable, Ending	$ 0.53	$ 0.61	$ 0.73
2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of options, Outstanding, Beginning	1,235,000	1,860,000
Number of options, Granted		120,000	1,960,000
Number of options, Exercised	(14,800)	(3,600)
Number of options, Forfeited	(115,200)	(741,400)	(100,000)
Number of options, Outstanding, Ending	1,105,000	1,235,000	1,860,000
Number of options, Shares exercisable, Ending	805,400	480,200
Weighted average exercise price, Outstanding, Beginning	$ 0.88	$ 0.89
Weighted average exercise price, Granted		0.87	0.90
Weighted average exercise price, Exercised	0.89	0.92
Weighted average exercise price, Forfeited	0.90	0.89	0.88
Weighted average exercise price, Ending	0.87	0.88	0.89
Weighted average exercise price, Shares exercisable, Ending	$ 0.88	$ 0.89